Related Party Transaction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Oct. 28, 2019	Dec. 31, 2018
Related Party Transaction (Textual)
Preferred stock shares issued
Preferred stock par value
Preferred stock, shares outstanding
Preferred Class A [Member]
Related Party Transaction (Textual)
Preferred stock shares issued			1,000
Preferred stock par value			$ 20
Related party transaction, description	The Series A Preferred Stock had a fifty-one (51%) voting right only and was redeemed at par value on December 12, 2019.
Preferred stock, shares outstanding